Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of loans outstanding

	2025	2024

	(In thousands)
Aggregate balance – January 1	$17,655	$22,223
New loans	5,431	2,196
Repayments	(2,375)	(4,489)
Other	(188)	(2,275)
Aggregate balance – December 31	$20,523	$17,655